BASIC AND DILUTED EARNINGS PER SHARE - PROFIT ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net income attributable to owners of the Company	¥ 71,975	¥ 33,443	¥ 57,517
Net income attributable to ordinary owners of the Company (diluted)	¥ 71,975	¥ 33,443	¥ 57,517